SUPPLEMENTAL GUARANTOR INFORMATION (Details) (USD $)	6 Months Ended			12 Months Ended							12 Months Ended			6 Months Ended		12 Months Ended								6 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2010 Scenario, Previously Reported [Member]	Jun. 30, 2013 Parent [Member]	Jun. 30, 2012 Parent [Member]	Dec. 31, 2012 Parent [Member]	Dec. 31, 2011 Parent [Member]	Dec. 31, 2010 Parent [Member]		Dec. 31, 2012 Parent [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Parent [Member] Scenario, Previously Reported [Member]	Dec. 31, 2010 Parent [Member] Scenario, Previously Reported [Member]		Jun. 30, 2013 Combined Subsidiary Guarantors [Member]	Jun. 30, 2012 Combined Subsidiary Guarantors [Member]	Dec. 31, 2012 Combined Subsidiary Guarantors [Member]	Dec. 31, 2011 Combined Subsidiary Guarantors [Member]	Dec. 31, 2010 Combined Subsidiary Guarantors [Member]	Dec. 31, 2012 Combined Subsidiary Guarantors [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Combined Subsidiary Guarantors [Member] Scenario, Previously Reported [Member]	Dec. 31, 2010 Combined Subsidiary Guarantors [Member] Scenario, Previously Reported [Member]	Jun. 30, 2013 Combined Subsidiary Non Guarantors [Member]	Jun. 30, 2012 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2012 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2011 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2010 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2012 Combined Subsidiary Non Guarantors [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Combined Subsidiary Non Guarantors [Member] Scenario, Previously Reported [Member]	Dec. 31, 2010 Combined Subsidiary Non Guarantors [Member] Scenario, Previously Reported [Member]	Jun. 30, 2013 Consolidating Adjustments [Member]	Jun. 30, 2012 Consolidating Adjustments [Member]	Dec. 31, 2012 Consolidating Adjustments [Member]	Dec. 31, 2011 Consolidating Adjustments [Member]	Dec. 31, 2010 Consolidating Adjustments [Member]	Dec. 31, 2012 Consolidating Adjustments [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Consolidating Adjustments [Member] Scenario, Previously Reported [Member]	Dec. 31, 2010 Consolidating Adjustments [Member] Scenario, Previously Reported [Member]	Nov. 24, 2004 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Face amount of debt instrument																																																$ 180,000,000
Interest Rate (in hundredths)																																																9.00%
Current assets
Receivables from related parties	29,000			10,000		57,000					10,000	57,000		350,450,000		307,343,000	297,324,000			307,343,000	297,324,000			46,448,000		122,035,000	97,396,000		124,498,000	101,196,000		54,628,000		87,737,000	90,116,000		34,244,000	30,751,000		(451,497,000)		(517,105,000)	(484,779,000)		(466,075,000)	(429,214,000)
Other current assets	238,564,000			306,980,000		106,076,000					306,980,000	106,076,000		83,581,000		201,491,000	3,773,000			201,491,000	3,773,000			77,020,000		66,643,000	62,079,000		55,084,000	46,055,000		77,963,000		38,846,000	40,224,000		50,405,000	56,248,000		0		0	0		0	0
Total current assets	420,708,000			306,990,000		106,133,000					306,990,000	106,133,000		616,146,000		508,834,000	301,097,000			508,834,000	301,097,000			123,468,000		188,678,000	159,475,000		179,582,000	147,251,000		132,591,000		126,583,000	130,340,000		84,649,000	86,999,000		(451,497,000)		(517,105,000)	(484,779,000)		(466,075,000)	(429,214,000)
Noncurrent assets
Vessels and equipment, net	641,109,000			647,519,000		671,445,000					647,519,000	671,445,000		0		0	0			0	0			269,368,000		279,653,000	292,458,000		218,832,000	212,324,000		372,598,000		368,753,000	379,932,000		429,574,000	460,066,000		(857,000)		(887,000)	(945,000)		(887,000)	(945,000)
Investments in affiliates	233,000			251,000		373,000					251,000	373,000		168,878,000		151,447,000	201,323,000			151,447,000	201,323,000			0		0	0		0	0		233,000		251,000	373,000		251,000	373,000		(168,878,000)		(151,447,000)	(201,323,000)		(151,447,000)	(201,323,000)
Other noncurrent assets	60,155,000			55,558,000		52,336,000					55,558,000	52,336,000		9,031,000		5,171,000	6,825,000			5,171,000	6,825,000			30,828,000		26,032,000	14,632,000		17,173,000	7,850,000		29,445,000		33,275,000	56,922,000		42,134,000	63,704,000		(9,149,000)		(8,920,000)	(26,043,000)		(8,920,000)	(26,043,000)
Total noncurrent assets	701,497,000			703,328,000		724,154,000					703,328,000	724,154,000		177,909,000		156,618,000	208,148,000			156,618,000	208,148,000			300,196,000		305,685,000	307,090,000		236,005,000	220,174,000		402,276,000		402,279,000	437,227,000		471,959,000	524,143,000		(178,884,000)		(161,254,000)	(228,311,000)		(161,254,000)	(228,311,000)
Total assets	1,122,205,000			1,010,318,000		830,287,000					1,010,318,000	830,287,000		794,055,000		665,452,000	509,245,000			665,452,000	509,245,000			423,664,000		494,363,000	466,565,000		415,587,000	367,425,000		534,867,000		528,862,000	567,567,000		556,608,000	611,142,000		(630,381,000)		(678,359,000)	(713,090,000)		(627,329,000)	(657,525,000)
Current Liabilities
Payable to related parties	1,918,000			3,761,000		1,158,000					3,761,000	1,158,000		0		0	0			0	0			155,245,000		224,281,000	166,005,000		194,805,000	127,664,000		298,170,000		272,568,000	298,909,000		275,031,000	302,708,000		(451,497,000)		(493,088,000)	(463,756,000)		(466,075,000)	(429,214,000)
Current portion of long-term financial debt	28,704,000	[1]		49,031,000		21,504,000					129,031,000	21,504,000		0		0	0			80,000,000	0			6,420,000		12,064,000	5,046,000		6,420,000	3,478,000		22,284,000		36,967,000	16,458,000		42,611,000	18,026,000		0		0	0		0	0			0
2017 Senior Convertible Notes	0			80,000,000		0										80,000,000										0								0								0
Other current liabilities	64,038,000			65,953,000		51,226,000					65,953,000	51,226,000		3,871,000		5,701,000	4,948,000			5,701,000	4,948,000			71,760,000		51,781,000	31,878,000		34,441,000	19,223,000		(11,593,000)		8,471,000	14,400,000		25,811,000	27,055,000		0		0	0		0	0
Total current liabilities	276,280,000			198,745,000		73,888,000					198,745,000	73,888,000		185,491,000		85,701,000	4,948,000			85,701,000	4,948,000			233,425,000		288,126,000	202,929,000		235,666,000	150,365,000		308,861,000		318,006,000	329,767,000		343,453,000	347,789,000		(451,497,000)		(493,088,000)	(463,756,000)		(466,075,000)	(429,214,000)
Noncurrent Liabilities
Due to affiliates	0			0		0					0	0		0		0	0			0	0			9,149,000		32,937,000	47,066,000		8,920,000	26,043,000		0		0	0		0	0		(9,149,000)		(32,937,000)	(47,066,000)		(8,920,000)	(26,043,000)
Long-term financial debt net of current portion	412,941,000			388,521,000		491,489,000					388,521,000	491,489,000		200,000,000		180,000,000	260,000,000			180,000,000	260,000,000			51,892,000		55,102,000	57,166,000		55,102,000	51,522,000		161,049,000		153,419,000	174,323,000		153,419,000	179,967,000		0		0	0		0	0			180,000,000
Other noncurrent liabilities	17,085,000			16,553,000		14,739,000					16,553,000	14,739,000		0		0	0				0			254,000		262,000	218,000		262,000	218,000		16,831,000		16,291,000	14,521,000		16,291,000	14,521,000		0		0	0		0	0
Total noncurrent liabilities	430,026,000			405,074,000		506,228,000					405,074,000	506,228,000		200,000,000		180,000,000	260,000,000			180,000,000	260,000,000			61,295,000		88,301,000	104,450,000		64,284,000	77,783,000		177,880,000		169,710,000	188,844,000		169,710,000	194,488,000		(9,149,000)		(32,937,000)	(47,066,000)		(8,920,000)	(26,043,000)
Total liabilities	706,306,000			603,819,000		580,116,000					603,819,000	580,116,000		385,491,000		265,701,000	264,948,000			265,701,000	264,948,000			294,720,000		376,427,000	307,379,000		299,950,000	228,148,000		486,741,000		487,716,000	518,611,000		513,163,000	542,277,000		(460,646,000)		(526,025,000)	(510,822,000)		(474,995,000)	(455,257,000)
Equity of Ultrapetrol (Bahamas) Limited	408,564,000			399,751,000		244,297,000					399,751,000	244,297,000		408,564,000		399,751,000	244,297,000			399,751,000	244,297,000			128,944,000		117,936,000	159,186,000		115,637,000	139,277,000		48,126,000		41,146,000	48,956,000		43,445,000	68,865,000		(177,070,000)		(159,082,000)	(208,142,000)		(159,082,000)	(208,142,000)
Noncontrolling interest	7,335,000			6,748,000		5,874,000					6,748,000	5,874,000		0		0	0			0	0			0		0	0		0	0		0		0	0		0	0		7,335,000		6,748,000	5,874,000		6,748,000	5,874,000
Total equity	415,899,000		231,773,000	406,499,000		250,171,000		268,794,000		288,583,000	406,499,000	250,171,000		408,564,000		399,751,000	244,297,000			399,751,000	244,297,000			128,944,000		117,936,000	159,186,000		115,637,000	139,277,000		48,126,000		41,146,000	48,956,000		43,445,000	68,865,000		(169,735,000)		(152,334,000)	(202,268,000)		(152,334,000)	(202,268,000)
Total liabilities and equity	1,122,205,000			1,010,318,000		830,287,000					1,010,318,000	830,287,000		794,055,000		665,452,000	509,245,000			665,452,000	509,245,000			423,664,000		494,363,000	466,565,000		415,587,000	367,425,000		534,867,000		528,862,000	567,567,000		556,608,000	611,142,000		(630,381,000)		(678,359,000)	(713,090,000)		(627,329,000)	(657,525,000)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	199,676,000		144,035,000	313,169,000		304,482,000		230,445,000			313,169,000	304,482,000	230,445,000	0	0	0	0	0		0	0	0		144,155,000	91,991,000	207,429,000	208,130,000	154,326,000	121,985,000	129,340,000	106,014,000	79,014,000	72,139,000	140,530,000	137,274,000	119,193,000	205,112,000	190,630,000	133,015,000	(23,493,000)	(20,095,000)	(34,790,000)	(40,922,000)	(43,074,000)	(13,928,000)	(15,488,000)	(8,584,000)
Operating expenses	(180,473,000)		(144,730,000)	(338,288,000)	[2]	(285,098,000)	[2]	(211,727,000)	[2]		(338,288,000)	(285,098,000)	(211,727,000)	(3,706,000)	(3,027,000)	0	(8,490,000)	(8,332,000)		0	(8,490,000)	(8,332,000)		(130,579,000)	(100,375,000)	(234,412,000)	(185,834,000)	(137,862,000)	(133,209,000)	(112,238,000)	(89,245,000)	(69,710,000)	(61,393,000)	(138,608,000)	(131,638,000)	(108,549,000)	(218,949,000)	(179,800,000)	(122,676,000)	23,522,000	20,065,000	34,732,000	40,864,000	43,016,000	13,870,000	15,430,000	8,526,000
Operating profit (loss)	19,203,000		(695,000)	(25,119,000)		19,384,000		18,718,000			(25,119,000)	19,384,000	18,718,000	(3,706,000)	(3,027,000)	0	(8,490,000)	(8,332,000)		0	(8,490,000)	(8,332,000)		13,576,000	(8,384,000)	(26,983,000)	22,296,000	16,464,000	(11,224,000)	17,102,000	16,769,000	9,304,000	10,746,000	1,922,000	5,636,000	10,644,000	(13,837,000)	10,830,000	10,339,000	29,000	(30,000)	(58,000)	(58,000)	(58,000)	(58,000)	(58,000)	(58,000)
Investments in affiliates	(319,000)		(666,000)	(1,175,000)		(1,073,000)		(341,000)			(1,175,000)	(1,073,000)	(341,000)	16,414,000	(12,534,000)	(49,470,000)	(7,886,000)	8,153,000	[3]	(49,470,000)	(7,886,000)	8,153,000	[3]	0	0	0	0	0	0	0	0	(319,000)	(666,000)	(1,175,000)	(1,073,000)	(341,000)	(1,175,000)	(1,073,000)	(341,000)	(16,414,000)	12,534,000	49,470,000	7,886,000	(8,153,000)	49,470,000	7,886,000	(8,153,000)
Other (expenses) income	(8,676,000)		(20,551,000)	(39,439,000)		(38,283,000)		(16,419,000)			(39,439,000)	(38,283,000)	(16,419,000)	(5,076,000)	(3,656,000)	(14,187,000)	(2,429,000)	(5,192,000)		(14,187,000)	(2,429,000)	(5,192,000)		(1,710,000)	(15,125,000)	(17,311,000)	(25,378,000)	(2,406,000)	(15,185,000)	(23,212,000)	(1,197,000)	(1,890,000)	(1,770,000)	(7,941,000)	(10,476,000)	(8,821,000)	(10,067,000)	(12,642,000)	(10,030,000)	0	0	0	0	0	0	0	0
(Loss) Income from continuing operations before income taxes	10,208,000		(21,912,000)	(65,733,000)		(19,972,000)		1,958,000			(65,733,000)	(19,972,000)	1,958,000	7,632,000	(19,217,000)	(63,657,000)	(18,805,000)	(5,371,000)		(63,657,000)	(18,805,000)	(5,371,000)		11,866,000	(23,509,000)	(44,294,000)	(3,082,000)	14,058,000	(26,409,000)	(6,110,000)	15,572,000	7,095,000	8,310,000	(7,194,000)	(5,913,000)	1,482,000	(25,079,000)	(2,885,000)	(32,000)	(16,385,000)	12,504,000	49,412,000	7,828,000	(8,211,000)	49,412,000	7,828,000	(8,211,000)
Income taxes benefit (expense)	(2,023,000)		3,140,000	2,969,000		1,737,000		(6,363,000)			2,969,000	1,737,000	(6,363,000)	0	0	0	0	0		0	0	0		858,000	(2,155,000)	3,044,000	1,060,000	486,000	2,769,000	1,550,000	313,000	1,165,000	(985,000)	(75,000)	677,000	(6,849,000)	200,000	187,000	(6,676,000)	0	0	0	0	0	0	0	0
Loss from continuing operations				(62,764,000)		(18,235,000)		(4,405,000)			(62,764,000)	(18,235,000)	(4,405,000)			(63,657,000)	(18,805,000)	(5,371,000)		(63,657,000)	(18,805,000)	(5,371,000)				(41,250,000)	(2,022,000)	14,544,000	(23,640,000)	(4,560,000)	15,885,000			(7,269,000)	(5,236,000)	(5,367,000)	(24,879,000)	(2,698,000)	(6,708,000)			49,412,000	7,828,000	(8,211,000)	49,412,000	7,828,000	(8,211,000)
Loss from discontinued operations				0		0		(515,000)			0	0	(515,000)			0	0	0		0	0	0				0	0	0	0	0	0			0	0	(515,000)	0	0	(515,000)			0	0	0	0	0	0
Net loss	8,185,000		(18,772,000)	(62,764,000)		(18,235,000)		(4,920,000)			(62,764,000)	(18,235,000)	(4,920,000)	7,632,000	(19,217,000)	(63,657,000)	(18,805,000)	(5,371,000)		(63,657,000)	(18,805,000)	(5,371,000)		(21,354,000)	(21,354,000)	(41,250,000)	(2,022,000)	14,544,000	(23,640,000)	(4,560,000)	15,885,000	9,295,000	9,295,000	(7,269,000)	(5,236,000)	(5,882,000)	(24,879,000)	(2,698,000)	(7,223,000)	(16,385,000)	12,504,000	49,412,000	7,828,000	(8,211,000)	49,412,000	7,828,000	(8,211,000)
Net income attributable to noncontrolling interest	553,000		445,000	893,000		570,000		451,000			893,000	570,000	451,000	0	0	0	0	0		0	0	0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	553,000	445,000	893,000	570,000	451,000	893,000	570,000	451,000
Net loss attributable to Ultrapetrol (Bahamas) Limited	7,632,000		(19,217,000)	(63,657,000)		(18,805,000)		(5,371,000)			(63,657,000)	(18,805,000)	(5,371,000)	7,632,000	(19,217,000)	(63,657,000)	(18,805,000)	(5,371,000)		(63,657,000)	(18,805,000)	(5,371,000)		11,008,000	(21,354,000)	(41,250,000)	(2,022,000)	14,544,000	(23,640,000)	(4,560,000)	15,885,000	5,930,000	9,295,000	(7,269,000)	(5,236,000)	(5,882,000)	(24,879,000)	(2,698,000)	(7,223,000)	(16,938,000)	12,059,000	48,519,000	7,258,000	(8,662,000)	48,519,000	7,258,000	(8,662,000)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net income (loss)	8,185,000		(18,772,000)	(62,764,000)		(18,235,000)		(4,920,000)			(62,764,000)	(18,235,000)	(4,920,000)	8,185,000	(18,772,000)	(62,764,000)	(18,235,000)	(4,920,000)		(62,764,000)	(18,235,000)	(4,920,000)		11,008,000	(21,354,000)	(41,250,000)	(2,022,000)	14,544,000	(23,640,000)	(4,560,000)	13,169,000	6,483,000	9,740,000	(6,376,000)	(4,666,000)	(5,431,000)	(23,986,000)	(2,128,000)	5,307,000	(17,491,000)	11,614,000	47,626,000	6,688,000	(9,113,000)	47,626,000	6,688,000	(18,476,000)
Loss from discontinued operations				0		0		515,000			0	0	515,000							0	0	0							0	0	0						0	0	515,000						0	0	0
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	2,989,000		15,475,000	58,829,000		33,007,000		25,249,000			58,829,000	33,007,000	25,249,000	(13,318,000)	13,280,000	51,532,000	12,134,000	(1,601,000)		51,532,000	12,134,000	(1,601,000)		18,816,000	48,154,000	16,695,000	18,755,000	31,076,000	(1,935,000)	21,396,000	(2,539,000)	(20,000,000)	(34,345,000)	38,228,000	8,806,000	(13,339,000)	56,858,000	6,165,000	10,913,000	17,491,000	(11,614,000)	(47,626,000)	(6,688,000)	9,113,000	(47,626,000)	(6,688,000)	18,476,000
Net cash (used in) provided by operating activities from continuing operations	11,174,000		(3,297,000)	(3,935,000)		14,772,000		20,844,000			(3,935,000)	14,772,000	20,844,000	(5,133,000)	(5,492,000)	(11,232,000)	(6,101,000)	(6,521,000)		(11,232,000)	(6,101,000)	(6,521,000)		29,824,000	26,800,000	(24,555,000)	16,733,000	45,620,000	(25,575,000)	16,836,000	10,630,000	(13,517,000)	(24,605,000)	31,852,000	4,140,000	(18,255,000)	32,872,000	4,037,000	16,735,000	0	0	0	0	0	0	0	0
Net cash (used in) provided by operating activities from discontinued operations				0		(15,000)		(1,950,000)			0	(15,000)	(1,950,000)			0	0	0		0	0	0				0	0	0	0	0	0			0	(15,000)	(1,950,000)	0	(15,000)	(1,950,000)			0	0	0	0	0	0
Net cash (used in) provided by operating activities	11,174,000		(3,297,000)	(3,935,000)		14,757,000		18,894,000			(3,935,000)	14,757,000	18,894,000			(11,232,000)	(6,101,000)	(6,521,000)		(11,232,000)	(6,101,000)	(6,521,000)				(24,555,000)	16,733,000	45,620,000	(25,575,000)	16,836,000	10,630,000			31,852,000	4,125,000	(20,205,000)	32,872,000	4,022,000	14,785,000			0	0	0	0	0	0
Intercompany sources	0		0	0		0		0			0	0	0	(43,107,000)	2,896,000	(10,019,000)	(17,947,000)	(60,822,000)		(10,019,000)	(17,947,000)	(60,822,000)		6,551,000	19,359,000	43,839,000	(1,322,000)	(16,189,000)	43,839,000	(1,322,000)	(16,189,000)	60,344,000	(23,064,000)	(16,697,000)	(6,774,000)	0	(16,697,000)	(6,774,000)	0	(23,788,000)	809,000	(17,123,000)	26,043,000	77,011,000	(17,123,000)	26,043,000	77,011,000
Non-subsidiary sources	(11,203,000)		(21,952,000)	(32,513,000)		(97,863,000)		(56,089,000)			(32,513,000)	(97,863,000)	(56,089,000)	0	0	0	0	0		0	0	0		(5,647,000)	(72,184,000)	(15,507,000)	(46,828,000)	(38,088,000)	(14,985,000)	(42,907,000)	(3,850,000)	(5,556,000)	50,232,000	(17,006,000)	(51,035,000)	(18,001,000)	(17,528,000)	(54,956,000)	(52,239,000)	0	0	0	0	0	0	0	0
Net cash (used in) investing activities from continuing operations	(11,203,000)		(21,952,000)	(32,513,000)		(97,863,000)		(56,089,000)					(56,089,000)	(43,107,000)	2,896,000			(60,822,000)				(60,822,000)		904,000	(52,825,000)			(54,277,000)			(20,039,000)	54,788,000	27,168,000			(18,001,000)			(52,239,000)	(23,788,000)	809,000			77,011,000			77,011,000
Net cash provided by investing activities from discontinued operations				0		0		1,950,000					1,950,000					0				0						0			0					1,950,000			1,950,000					0			0
Net cash (used in) provided by investing activities	(11,203,000)		(21,952,000)	(32,513,000)		(97,863,000)		(54,139,000)			(32,513,000)	(97,863,000)	(54,139,000)			(10,019,000)	(17,947,000)	(60,822,000)		(10,019,000)	(17,947,000)	(60,822,000)				28,332,000	(48,150,000)	(54,277,000)	28,854,000	(44,229,000)	(20,039,000)			(33,703,000)	(57,809,000)	(16,051,000)	(34,225,000)	(61,730,000)	(50,289,000)			(17,123,000)	26,043,000	77,011,000	(17,123,000)	26,043,000	77,011,000
Intercompany sources	0		0	0		0		0			0	0	0	0	0	0	0	0		0	0	0		(23,788,000)	4,209,000	(17,123,000)	31,543,000	1,354,000	(17,123,000)	26,043,000	0	0	(3,400,000)	0	(5,500,000)	75,657,000	0	0	77,011,000	23,788,000	(809,000)	17,123,000	(26,043,000)	(77,011,000)	17,123,000	(26,043,000)	(77,011,000)
Non-subsidiary sources	(90,871,000)		9,280,000	224,567,000		11,632,000		87,614,000			224,567,000	11,632,000	87,614,000	(69,497,000)	0	219,122,000	(15,000,000)	75,281,000		219,122,000	(15,000,000)	75,281,000		(2,851,000)	8,836,000	4,747,000	13,395,000	(1,568,000)	6,315,000	14,963,000	0	(18,523,000)	444,000	698,000	13,237,000	13,901,000	(870,000)	11,669,000	12,333,000	0	0	0	0	0	0	0	0
Net cash (used in) provided by financing activities	(90,871,000)		9,280,000	224,567,000		11,632,000		87,614,000			224,567,000	11,632,000	87,614,000	(69,497,000)	0	219,122,000	(15,000,000)	75,281,000		219,122,000	(15,000,000)	75,281,000		(26,639,000)	13,045,000	(12,376,000)	44,938,000	(214,000)	(10,808,000)	41,006,000	0	(18,523,000)	(2,956,000)	698,000	7,737,000	89,558,000	(870,000)	11,669,000	89,344,000	23,788,000	(809,000)	17,123,000	(26,043,000)	(77,011,000)	17,123,000	(26,043,000)	(77,011,000)
Net (decrease) increase in cash and cash equivalents	$ (90,900,000)		$ (15,969,000)	$ 188,119,000		$ (71,474,000)		$ 52,369,000			$ 188,119,000	$ (71,474,000)	$ 52,369,000	$ (117,737,000)	$ (2,596,000)	$ 197,871,000	$ (39,048,000)	$ 7,938,000		$ 197,871,000	$ (39,048,000)	$ 7,938,000		$ 4,089,000	$ (12,980,000)	$ (8,599,000)	$ 13,521,000	$ (8,871,000)	$ (7,529,000)	$ 13,613,000	$ (9,409,000)	$ 22,748,000	$ (393,000)	$ (1,153,000)	$ (45,947,000)	$ 53,302,000	$ (2,223,000)	$ (46,039,000)	$ 53,840,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

[1]	Excludes the 2014 Senior Notes which were disclosed as current liabilities in the unaudited condensed consolidated balance sheet under the caption "2014 Senior Notes and accrued interest". See Note 3.a).
[2]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[3]	Includes a loss of $515 related to discontinued operations.